Derivative Instruments And Hedging Activities (Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014		May 26, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 1.7		$ 2.6
Derivative Liabilities	(1.7)		(2.2)
Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	1.7		2.6
Derivative Liabilities	(0.5)		(0.9)
Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0		0
Derivative Liabilities	(1.2)		(1.3)
Commodity contracts | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	0.1	[1]
Derivative Liabilities	0	[1]	(0.3)	[1]
Commodity contracts | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	0	[1]
Derivative Liabilities	0	[1]	0	[1]
Equity forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	0	[1]
Derivative Liabilities	(0.5)	[1]	(0.6)	[1]
Equity forwards | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	0	[1]
Derivative Liabilities	(1.2)	[1]	(1.3)	[1]
Interest rate related | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	1.6	[1]	1.9	[1]
Derivative Liabilities	0	[1]	0	[1]
Foreign currency forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0.1	[1]	0.6	[1]
Derivative Liabilities	$ 0	[1]	$ 0	[1]

[1]	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.